UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number     811-09205
                                                ---------------------

                      ADVANTAGE ADVISERS XANTHUS FUND, LLC
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           -----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                  [ADVANTAGE
                                                                  ADVISERS LOGO]



                               Advantage Advisers
                              Xanthus Fund, L.L.C.

                              Financial Statements
                           with Report of Independent
                        Registered Public Accounting Firm

                      For the Year Ended December 31, 2006

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2006




                                    CONTENTS




Report of Independent Registered Public Accounting Firm.....................   1

Statement of Assets, Liabilities and Members' Capital.......................   2

Schedule of Portfolio Investments...........................................   3

Schedule of Securities Sold, Not Yet Purchased..............................  10

Schedule of Swap Contracts..................................................  14

Statement of Operations.....................................................  16

Statements of Changes in Members' Capital...................................  17

Notes to Financial Statements...............................................  18

Supplemental Information (Unaudited)........................................  29

                           [ERNST & YOUNG LETTERHEAD]


             Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
  Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased, and swap contracts as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2006, the results of its operations for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                                        /s/ Ernst & Young LLP



New York, New York
February 22, 2007





                   A Member Practice of Ernst & Young Global

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
ASSETS

Investments in securities,  at market value (cost -  $481,000,706)                     $510,992,390
Due from broker (including Hong Kong Dollars of $117,916 with a cost of
  $118,180 and Singapore Dollars of $177,325 with a cost of $171,816)                    83,965,847
Receivable for investment securities sold                                               119,917,915
Net unrealized appreciation on swap contracts                                               170,153
Interest receivable                                                                         354,037
Dividends receivable (net of foreign withholding taxes of $39,426)                          113,377
Other assets                                                                                167,869
                                                                                       ------------
    TOTAL ASSETS                                                                        715,681,588
                                                                                       ------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $214,852,584)           213,243,186
Withdrawals payable (see note 3)                                                         40,274,691
Payable for investment securities purchased                                              67,229,850
Accounting and investor services fees payable                                               135,381
Dividends payable on securities sold, not yet purchased                                      99,782
Accrued expenses                                                                            473,061
                                                                                       ------------
    TOTAL LIABILITIES                                                                   321,455,951
                                                                                       ------------

      NET ASSETS                                                                       $394,225,637
                                                                                       ============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                              $362,449,157
Net unrealized appreciation on investments, foreign currency, and
  swap transactions                                                                      31,776,480
                                                                                       ------------
    MEMBERS' CAPITAL - NET ASSETS                                                      $394,225,637
                                                                                       ============






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  INVESTMENTS IN SECURITIES - 129.62%
                  U.S. COMMON STOCK - 114.74%
                     APPAREL MANUFACTURERS - 2.46%
     124,940            Polo Ralph Lauren Corp.                                 (a)     $ 9,702,840
                                                                                        -----------
                     APPLICATIONS SOFTWARE - 6.64%
     467,370            Microsoft Corp.                                         (a)      13,955,668
     639,590            Quest Software, Inc.*                                   (a)       9,369,994
     118,780            Satyam Computer Services, Ltd. - Sponsored ADR          (a)       2,851,908
                                                                                        -----------
                                                                                         26,177,570
                                                                                        -----------
                     BUSINESS TO BUSINESS / E-COMMERCE - 1.03%
     177,670            I2 Technologies, Inc.*                                  (a)       4,054,429
                                                                                        -----------
                     CELLULAR TELECOMMUNICATIONS - 0.34%
     256,439            Linktone Ltd. - Sponsored ADR*                          (a)       1,330,918
                                                                                        -----------
                     CHEMICALS - DIVERSIFIED - 1.83%
     147,760            EI DuPont de Nemours & Co.                              (a)       7,197,390
                                                                                        -----------
                     CHEMICALS - PLASTICS - 0.06%
      12,930            Metabolix, Inc.                                                     244,894
                                                                                        -----------
                     COMMERCIAL SERVICES - 0.91%
     170,147            Exlservice Holdings Inc.*                               (a)       3,579,893
                                                                                        -----------
                     COMPUTER SERVICES - 3.31%
     434,510            Manhattan Associates, Inc.*                             (a)      13,070,061
                                                                                        -----------
                     COMPUTERS - 12.86%
     172,070            Apple, Inc.*                                            (a)      14,598,419
     399,024            Hewlett-Packard Co.                                     (a)      16,435,798
     202,464            International Business Machines Corp.                   (a)      19,669,378
                                                                                        -----------
                                                                                         50,703,595
                                                                                        -----------
                     COMPUTERS - INTEGRATED SYSTEMS - 0.80%
     384,140            Brocade Communications Systems, Inc.*                   (a)       3,153,789
                                                                                        -----------
                     COMPUTERS - MEMORY DEVICES - 0.40%
     119,310            EMC Corp.*                                                        1,574,892
           1            Seagate Technology Escrow                                                28
                                                                                        -----------
                                                                                          1,574,920
                                                                                        -----------






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     COMPUTERS - PERIPHERAL EQUIPMENT - 3.38%
     212,370            Logitech International S.A.*                            (a)     $ 6,073,782
     244,781            Synaptics, Inc.*                                        (a)       7,267,548
                                                                                        -----------
                                                                                         13,341,330
                                                                                        -----------
                     DECISION SUPPORT SOFTWARE - 0.70%
      91,930            SPSS, Inc.*                                                       2,764,335
                                                                                        -----------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 15.14%
     282,180            Altera Corp.*                                           (a)       5,553,303
   2,060,873            ARM Holdings, PLC - Sponsored ADR                       (a)      15,044,373
     291,500            Broadcom Corp., Class A*                                (a)       9,418,365
     143,770            IPG Photonics Corp.*                                              3,450,480
     178,970            LSI Logic Corp.*                                                  1,610,730
      88,720            NVIDIA Corp.*                                           (a)       3,283,527
   1,186,460            ON Semiconductor Corp.*                                 (a)       8,981,502
     285,780            Texas Instruments, Inc.                                 (a)       8,230,464
     273,972            Volterra Semiconductor Corp.*                           (a)       4,109,580
                                                                                        -----------
                                                                                         59,682,324
                                                                                        -----------
                     ENERGY - ALTERNATE SOURCES - 1.12%
     148,281            First Solar, Inc.*                                      (a)       4,424,705
                                                                                        -----------
                     ENGINEERING / R&D SERVICES - 1.89%
     415,390            ABB, Ltd. - Sponsored ADR                               (a)       7,468,712
                                                                                        -----------
                     ENTERPRISE SOFTWARE / SERVICES - 5.93%
     295,270            Business Objects S.A. - Sponsored ADR*                  (a)      11,648,402
     150,010            Hyperion Solutions Corp.*                               (a)       5,391,359
     463,723            Taleo Corp., Class A*                                   (a)       6,339,093
                                                                                        -----------
                                                                                         23,378,854
                                                                                        -----------
                     ENTERTAINMENT SOFTWARE - 1.59%
     192,692            THQ, Inc.*                                              (a)       6,266,344
                                                                                        -----------
                     FOOTWEAR & RELATED APPAREL - 1.06%
     130,500            Heelys, Inc.*                                           (a)       4,190,355
                                                                                        -----------
                     HEALTHCARE COST CONTAINMENT - 2.16%
     167,875            McKesson Corp.                                          (a)       8,511,263
                                                                                        -----------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     INDUSTRIAL AUDIO & VIDEO PRODUCTION - 2.27%
     288,188            Dolby Laboratories, Inc., Class A*                      (a)     $ 8,939,592
                                                                                        -----------
                     INTERNET APPLICATIONS SOFTWARE - 1.39%
     372,330            Interwoven, Inc.*                                       (a)       5,462,081
                                                                                        -----------
                     INTERNET CONTENT - ENTERTAINMENT - 2.45%
     446,270            Shanda Interactive Entertainment, Ltd. - Sponsored ADR* (a)       9,670,671
                                                                                        -----------
                     INTERNET INFRASTRUCTURE SOFTWARE - 1.01%
      53,700            F5 Networks, Inc.*                                                3,985,077
                                                                                        -----------
                     INTERNET SECURITY - 0.72%
     118,370            VeriSign, Inc.*                                         (a)       2,846,799
                                                                                        -----------
                     MOTION PICTURES & SERVICES - 0.27%
      35,460            DreamWorks Animation SKG, Inc., Class A*                (a)       1,045,715
                                                                                        -----------
                     NETWORKING PRODUCTS - 7.61%
     191,320            Atheros Communications*                                 (a)       4,078,942
     453,525            Cisco Systems, Inc.*                                    (a)      12,394,838
     698,430            Foundry Networks, Inc.*                                 (a)      10,462,482
     161,070            Juniper Networks, Inc.*                                 (a)       3,050,666
                                                                                        -----------
                                                                                         29,986,928
                                                                                        -----------
                     SEMICONDUCTOR EQUIPMENT - 11.06%
     397,230            ASML Holdings N.V.*                                     (a)       9,783,775
     367,860            KLA-Tencor Corp.                                        (a)      18,301,035
     384,688            Tessera Technologies, Inc.*                             (a)      15,518,314
                                                                                        -----------
                                                                                         43,603,124
                                                                                        -----------
                     SPECIFIED PURPOSE ACQUISITIONS - 0.56%
     238,630            Endeavor Acquisition Corp.*                             (a)       2,193,010
                                                                                        -----------
                     TELECOMMUNICATION EQUIPMENT - 3.36%
     760,710            Avaya, Inc.*                                            (a)      10,634,726
     104,250            Optium Corp.*                                                     2,601,037
                                                                                        -----------
                                                                                         13,235,763
                                                                                        -----------






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 1.54%
     294,733            Oplink Communications, Inc.*                            (a)    $  6,059,710
                                                                                       ------------
                     TELECOMMUNICATION SERVICES - 2.25%
     266,130            Global Crossing, Ltd.*                                  (a)       6,533,492
     117,810            Time Warner Telecom, Inc., Class A*                     (a)       2,347,953
                                                                                       ------------
                                                                                          8,881,445
                                                                                       ------------
                     THERAPEUTICS - 1.96%
     119,010            Gilead Sciences, Inc.*                                  (a)       7,727,319
                                                                                       ------------
                     WEB HOSTING / DESIGN - 2.57%
     133,929            Equinix, Inc.*                                          (a)      10,127,711
                                                                                       ------------
                     WEB PORTALS / ISP - 4.60%
      16,640            Google, Inc., Class A*                                  (a)       7,662,387
     222,826            Sina Corp.*                                             (a)       6,395,106
     170,465            Sohu.com, Inc.*                                         (a)       4,091,160
                                                                                       ------------
                                                                                         18,148,653
                                                                                       ------------
                     WIRELESS EQUIPMENT - 7.51%
     160,270            American Tower Corp., Class A*                          (a)       5,974,866
     344,850            Qualcomm, Inc.                                          (a)      13,031,881
     263,086            Telefonaktiebolaget LM Ericsson*                        (a)      10,583,950
                                                                                       ------------
                                                                                         29,590,697
                                                                                       ------------
                  TOTAL U.S. COMMON STOCK (COST $427,011,827)                          $452,322,816
                                                                                       ------------
                  CHINA COMMON STOCK - 2.48%
                     BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 2.48%
   9,871,765            China Communications Construction Co. Ltd.*                     $ 9,761,017
                                                                                       ------------
                  TOTAL CHINA COMMON STOCK (COST $8,719,741)                            $ 9,761,017
                                                                                       ------------






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  FRANCE COMMON STOCK - 3.00%
                     ENTERTAINMENT SOFTWARE - 3.00%
     350,780            Ubisoft Entertainment SA*                                      $ 11,827,579
                                                                                       ------------
                  TOTAL FRANCE COMMON STOCK (COST $10,259,733)                         $ 11,827,579
                                                                                       ------------
                  HONG KONG COMMON STOCK - 5.01%
                     AGRICULTURAL CHEMICALS - 0.20%
   4,153,910            Century Sunshine Ecological Technology Holdings, Ltd.            $  790,483
                                                                                       ------------
                     AGRICULTURAL OPERATIONS - 0.02%
     152,490            China Green Holdings, Ltd.                                           83,330
                                                                                       ------------
                     BUILDING - HEAVY CONSTRUCTION - 0.04%
     419,648            PYI Corp., Ltd.                                                     156,479
                                                                                       ------------
                     DIVERSIFIED OPERATIONS - 0.36%
   2,027,140            Tianjin Development Holdings, Ltd.                                1,438,788
                                                                                       ------------
                     ELECTRIC PRODUCTS - MISCELLANEOUS - 0.76%
   2,172,089            Zhuzhou CSR Times Electric Co., Ltd*                              3,005,134
                                                                                       ------------
                     FINANCE - OTHER SERVICES - 0.50%
     178,969            Hong Kong Exchanges & Clearing, Ltd.                              1,967,514
                                                                                       ------------
                     FOOD - MISCELLANEOUS / DIVERSIFIED - 0.31%
   1,193,128            Cofco International, Ltd.                                         1,205,823
                                                                                       ------------
                     LIGHTING PRODUCTS & SYSTEMS - 1.23%
   5,092,412            Neo-Neon Holdings Ltd.*                                           4,865,039
                                                                                       ------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 0.31%
   1,048,578            Harbin Power Equipment Co., Ltd.                                  1,202,651
                                                                                       ------------
                     REAL ESTATE OPERATIONS / DEVELOPMENT - 0.12%
   1,133,470            Shenzhen Investment, Ltd.                                           472,203
                                                                                       ------------
                     REGISTERED INVESTMENT COMPANY - 0.67%
     178,968            Ishares Asia Trust - China Tracker ETF                            2,641,747
                                                                                       ------------
                     RENTAL AUTO / EQUIPMENT - 0.36%
     596,566            Cosco Pacific, Ltd.                                               1,400,662
                                                                                       ------------
                     RETAIL - REGIONAL DEPARTMENT STORES - 0.13%
     591,057            Golden Eagle Retail Group Ltd.                                      525,148
                                                                                       ------------
                  TOTAL HONG KONG COMMON STOCK (COST $19,608,416)                      $ 19,755,001
                                                                                       ------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  SPAIN COMMON STOCK - 2.06%
                     POWER CONVERSION / SUPPLY EQUIPMENT - 2.06%
     295,527            Gamesa Corporacion Tecnologica, S.A.                           $  8,125,190
                                                                                       ------------
                  TOTAL SPAIN COMMON STOCK (COST $7,323,863)                           $  8,125,190
                                                                                       ------------
                  SINGAPORE COMMON STOCK - 2.33%
                     AGRICULTURAL OPERATIONS - 0.47%
   1,182,112            Wilmar International, Ltd.                                     $  1,872,210
                                                                                       ------------
                     FINANCE - OTHER SERVICES - 1.86%
   1,968,658            Singapore Exchange, Ltd.                                          7,313,662
                                                                                       ------------
                  TOTAL SINGAPORE COMMON STOCK (COST $8,146,881)                       $  9,185,872
                                                                                       ------------


CONTRACTS
                  PURCHASED OPTIONS - 0.00%
                     PUT OPTIONS - 0.00%
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.00%
       2,983            Micron Technology, Inc., 1/20/2007, $12.50                     $     14,915
                                                                                       ------------
                     TOTAL PUT OPTIONS (COST $77,558)                                        14,915
                                                                                       ------------
                  TOTAL PURCHASED OPTIONS (COST $77,558)                               $     14,915
                                                                                       -----------

                  TOTAL INVESTMENTS (COST $481,000,706) - 129.62%                      $510,992,390
                                                                                       ------------
                  OTHER ASSETS, LESS LIABILITIES - (29.62%)                            (116,766,753)
                                                                                       ------------
                  NET ASSETS - 100.00%                                                 $394,225,637
                                                                                       ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*    Non-income  producing  security.
ADR  American Depository Receipt






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                               DECEMBER 31,
                                                   2006
                                              PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY       NET ASSETS (%)
--------------------------------------       ----------------

Agricultural Chemicals                              0.20
Agricultural Operations                             0.49
Apparel Manufacturers                               2.46
Applications Software                               6.64
Building - Heavy Construction                       0.04
Building & Construction - Miscellaneous             2.48
Business - To - Business / E - Commerce             1.03
Cellular Telecommunications                         0.34
Chemicals - Diversified                             1.83
Chemicals - Plastics                                0.06
Commercial Services                                 0.91
Computer Services                                   3.31
Computers                                          12.86
Computers - Integrated Systems                      0.80
Computers - Memory Devices                          0.40
Computers - Peripheral Equipment                    3.38
Decision Support Software                           0.70
Diversified Operations                              0.36
Electric Products - Miscellaneous                   0.76
Electronic Components - Semiconductors             15.14
Energy - Alternate Sources                          1.12
Engineering / R&D Services                          1.89
Enterprise Software / Services                      5.93
Entertainment Software                              4.59
Finance - Other Services                            2.36
Food - Miscellaneous / Diversified                  0.31
Footwear & Related Apparel                          1.06
Healthcare Cost Containment                         2.16
Industrial Audio & Video Products                   2.27
Internet Applications Software                      1.39
Internet Content - Entertainment                    2.45
Internet Infrastructure Software                    1.01
Internet Security                                   0.72
Lighting Products & Systems                         1.23
Motion Pictures & Services                          0.27
Networking Products                                 7.61
Power Conversion / Supply Equipment                 2.37
Real Estate Operation / Development                 0.12
Registered Investment Company                       0.67
Rental / Auto Equipment                             0.36
Retail - Regional Department Stores                 0.13
Semiconductor Equipment                            11.06
Specified Purpose Acquisition                       0.56
Telecommunications Equipment                        3.36
Telecommunications Equipment Fiber Optics           1.54
Telecommunications Services                         2.25
Therapeutics                                        1.96
Web Hosting / Design                                2.57
Web Portals / Isp                                   4.60
Wireless Equipment                                  7.51
                                                  ------
TOTAL INVESTMENT IN SECURITIES                    129.62
                                                  ======






   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (54.09%)
                  U.S. COMMON STOCK - (54.09%)
                     AUDIO / VIDEO PRODUCTS - (0.39%)
      35,650            SONY Corp. - Sponsored ADR                                     $ (1,526,889)
                                                                                       ------------
                     BUILDING PRODUCTS - WOOD - (1.49%)
     197,140            Masco Corp.                                                      (5,888,572)
                                                                                       ------------
                     CAPACITORS - (0.23%)
     126,690            Kemet Corp.                                                        (924,837)
                                                                                       ------------
                     CELLULAR TELECOMMUNICATIONS - (0.78%)
      70,930            China Mobile (Hong Kong), Ltd. - Sponsored ADR                   (3,065,594)
           1            Vodafone Group PLC - Sponsored ADR                                      (21)
                                                                                       ------------
                                                                                         (3,065,615)
                                                                                       ------------
                     COMMERCIAL SERVICES - FINANCE - (1.01%)
     117,380            Jackson Hewitt Tax Service, Inc.                                 (3,987,399)
                                                                                       ------------
                     COMPUTER GRAPHICS - (0.91%)
     196,410            Trident Microsystems, Inc.                                       (3,570,734)
                                                                                       ------------
                     COMPUTERS - (2.27%)
     356,040            Dell, Inc.                                                       (8,933,044)
                                                                                       ------------
                     COMPUTERS - MEMORY DEVICES - (2.91%)
     266,740            SanDisk Corp.                                                   (11,477,822)
                                                                                       ------------
                     CONSUMER PRODUCTS - MISCELLANEOUS - (0.72%)
     119,310            American Greetings Corp., Class A                                (2,847,930)
                                                                                       ------------
                     CRUISE LINES - (1.03%)
      82,890            Carnival Corp.                                                   (4,065,754)
                                                                                       ------------
                     DIRECT MARKETING - (1.19%)
     169,700            Harte-Hanks, Inc.                                                (4,702,387)
                                                                                       ------------
                     DIVERSIFIED MANUFACTURING OPERATIONS - (2.36%)
     142,410            Illinois Tool Works, Inc.                                        (6,577,918)
      35,260            Parker Hannifin Corp.                                            (2,710,789)
                                                                                       ------------
                                                                                         (9,288,707)
                                                                                       ------------
                     ELECTRIC PRODUCTS - MISCELLANEOUS - (0.71%)
      88,380            Molex, Inc.                                                      (2,795,459)
                                                                                       ------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (3.78%)
     231,340            AU Optronics Corp. - Sponsored ADR                             $ (3,194,805)
     405,010            AVX Corp.                                                        (5,990,098)
     277,720            LG.Philips LCD Co., Ltd. - Sponsored ADR                         (4,185,240)
     112,460            Vishay Intertechnology, Inc.                                     (1,522,709)
                                                                                       ------------
                                                                                        (14,892,852)
                                                                                       ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (5.43%)
     267,040            Advanced Micro Devices, Inc.                                     (5,434,264)
     114,980            Fairchild Semiconductor International, Inc.                      (1,932,814)
     175,580            Microchip Technology, Inc.                                       (5,741,466)
     268,470            Micron Technology, Inc.                                          (3,747,841)
     177,300            Spansion Inc., Class A                                           (2,634,678)
     132,560            Zoran Corp.                                                      (1,932,725)
                                                                                       ------------
                                                                                        (21,423,788)
                                                                                       ------------
                     ENTERPRISE SOFTWARE / SERVICES - (0.16%)
      11,820            SAP AG - Sponsored ADR                                             (627,642)
                                                                                       ------------
                     ENTERTAINMENT SOFTWARE - (1.27%)
      99,046            Electronic Arts, Inc.                                            (4,987,956)
                                                                                       ------------
                     INTERNET SECURITY - (0.42%)
      76,241            Check Point Software Technologies, Ltd.                          (1,671,203)
                                                                                       ------------
                     MACHINERY - PUMPS - (0.76%)
      75,420            Graco, Inc.                                                      (2,988,140)
                                                                                       ------------
                     MEDICAL - DRUGS - (1.94%)
     147,170            Eli Lilly & Co.                                                  (7,667,557)
                                                                                       ------------
                     MEDICAL INSTRUMENTS - (1.09%)
      99,660            Ventana Medical Systems, Inc.                                    (4,288,370)
                                                                                       ------------
                     MULTIMEDIA - (1.71%)
      46,850            E.W. Scripps Co., Class A                                        (2,339,689)
      78,160            Meredith Corp.                                                   (4,404,316)
                                                                                       ------------
                                                                                         (6,744,005)
                                                                                       ------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - (0.69%)
      60,600            Hubbell, Inc., Class B                                           (2,739,726)
                                                                                       ------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     PRINTING - COMMERCIAL - (0.38%)
     103,820            Valassis Communications, Inc.                                  $ (1,505,390)
                                                                                       ------------
                     REGISTERED INVESTMENT COMPANY - (8.04%)
     208,790            Ishares Lehman 1 - 3 yr Treasury Bond Fund                      (16,694,848)
     294,470            Ishares MSCI Hong Kong Index                                     (4,711,520)
     238,600            NASDAQ-100 Trust, Series I                                      (10,297,976)
                                                                                       ------------
                                                                                        (31,704,344)
                                                                                       ------------
                     RETAIL - CONSUMER ELECTRONICS - (1.68%)
     111,460            Best Buy Co., Inc.                                               (5,482,717)
      59,660            Circuit City Stores, Inc.                                        (1,132,347)
                                                                                       ------------
                                                                                         (6,615,064)
                                                                                       ------------
                     RETAIL - DISCOUNT - (1.40%)
     119,310            Wal-Mart Stores, Inc.                                            (5,509,736)
                                                                                       ------------
                     RETAIL - MAJOR DEPARTMENT STORE - (0.66%)
      33,410            J.C. Penney Co., Inc.                                            (2,584,598)
                                                                                       ------------
                     RETAIL - REGIONAL DEPARTMENT STORES - (1.04%)
      59,660            Kohl's Corp.                                                     (4,082,534)
                                                                                       ------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.93%)
     208,230            Genesis Microchip, Inc.                                          (2,111,452)
      17,320            Hittite Microwave Corp.                                            (559,782)
     155,640            Semiconductor Manufacturing International Corp. - Sponsored
                          ADR                                                            (1,002,322)
                                                                                       ------------
                                                                                         (3,673,556)
                                                                                       ------------
                     SEMICONDUCTOR EQUIPMENT - (2.72%)
     134,230            Novellus Systems, Inc.                                           (4,620,196)
     298,680            Teradyne, Inc.                                                   (4,468,253)
      35,790            Varian Semiconductor Equipment Associates, Inc.                  (1,629,161)
                                                                                       ------------
                                                                                        (10,717,610)
                                                                                       ------------
                     TELEPHONE - INTEGRATED - (0.71%)
     336,180            Qwest Communications International, Inc.                         (2,813,827)
                                                                                       ------------




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                  DECEMBER 31, 2006
SHARES                                                                               MARKET VALUE
                  U.S. COMMON STOCK - (CONTINUED)
                     TRANSPORT - SERVICES - (1.21%)
      58,670            C.H. Robinson Worldwide, Inc.                                 $  (2,399,016)
      46,190            Ryder System, Inc.                                               (2,358,462)
                                                                                      -------------
                                                                                         (4,757,478)
                                                                                      -------------
                     WEB PORTALS / ISP - (0.70%)
     279,950            EarthLink, Inc.                                                  (1,987,645)
      41,130            Netease.com, Inc. - Sponsored ADR                                  (768,720)
                                                                                      -------------
                                                                                         (2,756,365)
                                                                                      -------------
                     WIRELESS EQUIPMENT - (1.37%)
     266,550            Nokia Corp. - Sponsored ADR                                      (5,416,296)
                                                                                      -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $214,852,584)
                                                                                      $(213,243,186)
                                                                                      =============


                                                   DECEMBER 31,
                                                       2006
SECURITIES SOLD, NOT YET PURCHASED -               PERCENTAGE OF
BY INDUSTRY                                       NET ASSETS (%)
-----------------------------------              ----------------
Audio / Video Products                                 (0.39)
Building Products - Wood                               (1.49)
Capacitors                                             (0.23)
Cellular Telecommunications                            (0.78)
Commercial Services - Finance                          (1.01)
Computer Graphics                                      (0.91)
Computers                                              (2.27)
Computers - Memory Devices                             (2.91)
Consumer Products - Miscellaneous                      (0.72)
Cruise Lines                                           (1.03)
Direct Marketing                                       (1.19)
Diversified Manufacturing Operations                   (2.36)
Electric Products - Miscellaneous                      (0.71)
Electronic Components - Miscellaneous                  (3.78)
Electronic Components - Semiconductors                 (5.43)
Enterprise Software / Services                         (0.16)
Entertainment Software                                 (1.27)
Internet Security                                      (0.42)
Machinery - Pumps                                      (0.76)
Medical - Drugs                                        (1.94)
Medical Instruments                                    (1.09)
Multimedia                                             (1.71)
Power Conversion / Supply Equipment                    (0.69)
Printing - Commercial                                  (0.38)
Registered Investment Company                          (8.04)
Retail - Consumer Electronics                          (1.68)
RETAIL - DISCOUNT                                      (1.40)
Retail - Major Department Store                        (0.66)
Retail - Regional Department Stores                    (1.04)
Semiconductor Components - Integrated Circuits         (0.93)
Semiconductor Equipment                                (2.72)
Telephone - Integrated                                 (0.71)
Transport - Services                                   (1.21)
Web Portals / ISP                                      (0.70)
Wireless Equipment                                     (1.37)
                                                      ------
TOTAL SECURITIES SOLD, NOT YET PURCHASED              (54.09)
                                                      ======




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS
--------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2006
         NET                                                                            UNREALIZED
      NOTIONAL       MATURITY                                                          APPRECIATION/
       AMOUNT          DATE                                                            DEPRECIATION

                  SCHEDULE OF SWAP CONTRACTS - 0.04%
                    E-COMMERCE / PRODUCTS - (0.02%)
  $5,839,134      4/21/2008      Daum Communications Corp.                             $   (110,268)
                                                                                       ------------
                                 Agreement with Morgan Stanley, dated
                                 7/13/2006 to receive the total return of
                                 the shares of Daum Communications Corp. in
                                 exchange for an amount to be paid monthly,
                                 equal to the LIBOR rate plus 0.45%.

                    E-COMMERCE / SERVICES - 0.00%
  $3,231,102      4/21/2008      Esang Networks Co., Ltd.                                     9,700
                                                                                       ------------
                                 Agreement with Morgan Stanley, dated
                                 9/22/2006 to receive the total return of
                                 the shares of Esang Networks Co., Ltd..in
                                 exchange for an amount to be paid monthly,
                                 equal to the LIBOR rate plus 0.45%.

                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.01%
 ($2,302,909)     4/21/2008      Hynix Semiconductor                                          7,660

                                 Agreement with Morgan Stanley, dated
                                 10/26/2006 to receive the total return of the shares of Hynix Semiconductor in exchange for an amount to be paid monthly, equal to the LIBOR rate less 3.00%.

  $1,976,627      10/20/2008     Renesola, Ltd.                                              62,562

                                 Agreement with Morgan Stanley, dated
                                 11/15/2006 to receive the total return of
                                 the shares of Renasola, Ltd. in exchange
                                 for an amount to be paid monthly, equal to
                                 the LIBOR rate plus 0.50%.
                                                                                       ------------
                                                                                             70,222
                                                                                       ------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.05%
 ($4,455,193)     10/20/2008     CSR, PLC                                                  (159,910)

                                 Agreement with Morgan Stanley, dated
                                 10/18/2006 to receive the total return of the shares of CSR,PLC in exchange for an amount to be paid monthly, equal to the LIBOR rate less 0.475%.

 The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2006
         NET                                                                            UNREALIZED
      NOTIONAL       MATURITY                                                          APPRECIATION/
       AMOUNT          DATE                                                            DEPRECIATION

                  SCHEDULE OF SWAP CONTRACTS - (CONTINUED)
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (CONTINUED)
 $10,771,813      4/21/2008      Powertech Technology, Inc.                            $    360,439

                                 Agreement with Morgan Stanley, dated
                                 9/15/2006 to receive the total return of
                                 the shares of Powertech Technology, Inc.
                                 in exchange for an amount to be paid
                                 monthly, equal to the LIBOR rate plus
                                 0.45%.
                                                                                       ------------
                                                                                            200,529
                                                                                       ------------
                    WEB PORTALS / ISP - 0.00%
  $5,433,782      4/21/2008      NHN Corp.                                                      (30)

                                 Agreement with Morgan Stanley, dated
                                 6/30/2006 to receive the total return of
                                 the shares of NHN Corp. in exchange for an
                                 amount to be paid monthly, equal to the
                                 LIBOR rate plus 0.45%.
                                                                                       ------------
               TOTAL SWAP CONTRACTS                                                    $    170,153
                                                                                       ============


                                                  DECEMBER 31,
                                                      2006
                                                  PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                     NET ASSETS (%)
----------------------------------              ----------------
E-Commerce / Products                                (0.02)
E-Commerce / Services                                 0.00
Electronic Components - Semiconductors                0.01
Semiconductor Components - Integrated Circuits        0.05
Web Portals / ISP                                     0.00
                                                    ------
TOTAL SWAP CONTRACTS                                  0.04
                                                    ======






 The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED
                                                                                  DECEMBER 31, 2006
INVESTMENT INCOME
    Interest                                                                           $  5,790,839
    Dividends, net of withholding taxes of $109,143                                       1,921,810
                                                                                       ------------
                                                                                          7,712,649
                                                                                       ------------

EXPENSES
    Administration fees                                                                   3,944,097
    Dividends on securities sold, not yet purchased                                       2,493,512
    Prime broker fees                                                                     2,192,555
    Accounting and investor services fees                                                   401,017
    Custodian fees                                                                          214,737
    Insurance expense                                                                       199,715
    Audit and tax fees                                                                      199,246
    Legal fees                                                                              165,645
    Board of Managers' fees and expenses                                                     55,083
    Printing expense                                                                         29,667
    Registration expense                                                                     16,519
    Interest expense                                                                          9,634
    Miscellaneous                                                                            64,147
                                                                                       ------------
        TOTAL EXPENSES                                                                    9,985,574
                                                                                       ------------

        NET INVESTMENT LOSS                                                              (2,272,925)
                                                                                       ------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
  TRANSACTIONS AND SWAP CONTRACTS

  REALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS
    AND SWAP CONTRACTS:
    Investment securities                                                                61,202,688
    Written options                                                                      (1,570,693)
    Securities sold, not yet purchased                                                   (9,473,100)
    Foreign currency transactions                                                          (195,990)
    Swap contracts                                                                          761,714
                                                                                       ------------
      Net realized gain on investments, foreign currency transactions and
        swap contracts                                                                   50,724,619
                                                                                       ------------

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS                                                                  29,945,093
                                                                                       ------------

NET CHANGE IN UNREALIZED APPRECIATION ON SWAP CONTRACTS                                     170,153
                                                                                       ------------

    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN
      CURRENCY TRANSACTIONS AND SWAP CONTRACTS                                           80,839,865
                                                                                       ------------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                $ 78,566,940
                                                                                       ============




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                       SPECIAL
                                                                      ADVISORY
                                                                        MEMBER           MEMBERS           TOTAL
                                                                    ------------       ------------     ------------
MEMBERS' CAPITAL, DECEMBER 31, 2004                                 $         --       $389,761,098     $389,761,098
                                                                    ------------       ------------     ------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                        --         (3,399,281)      (3,399,281)
   Net realized gain on investments                                           --         47,304,902       47,304,902
   Net change in unrealized depreciation on investments                       --         (5,129,531)      (5,129,531)
   Incentive allocation                                                3,335,825         (3,335,825)              --
                                                                    ------------       ------------     ------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                3,335,825         35,440,265       38,776,090
                                                                    ------------       ------------     ------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                      --         20,092,791       20,092,791
   Capital withdrawals                                                (3,335,825)       (84,477,796)     (87,813,621)
                                                                    ------------       ------------     ------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                (3,335,825)       (64,385,005)     (67,720,830)
                                                                    ------------       ------------     ------------

MEMBERS' CAPITAL, DECEMBER 31, 2005                                 $         --       $360,816,358     $360,816,358
                                                                    ------------       ------------     ------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                              $         --       $ (2,272,925)    $ (2,272,925)
   Net realized gain on investments, foreign currency
     transactions and swap contracts                                          --         50,724,619       50,724,619
   Net change in unrealized appreciation on investments,
     foreign currency transactions and swap contracts                         --         30,115,246       30,115,246
   Incentive allocation                                               15,713,324        (15,713,324)              --
                                                                    ------------       ------------     ------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                               15,713,324         62,853,616       78,566,940
                                                                    ------------       ------------     ------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                      --         19,090,422       19,090,422
   Capital withdrawals                                               (15,713,324)       (48,534,759)     (64,248,083)
                                                                    ------------       ------------     ------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                               (15,713,324)       (29,444,337)     (45,157,661)
                                                                    ------------       ------------     ------------

MEMBERS' CAPITAL, DECEMBER 31, 2006                                 $         --       $394,225,637     $394,225,637
                                                                    ============       ============     ============




   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. On March 1, 2006, the Company named James E. Buck as lead Independent Manager of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions by the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The
         Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

              (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

              (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii) Securities traded on NASDAQ shall be valued:

              (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

              (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

            (3) if no sale is shown on NASDAQ, at the bid price; or

            (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

         C. CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($2,272,925) and $50,724,619 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2006. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the year ended December 31, 2006, Oppenheimer earned $251,654 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $1,522,053 as brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2006, an Incentive Allocation of $15,713,324 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at December 31, 2006, in the Statement of Assets, Liabilities and Members' Capital.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent manager receives an additional fee of $2,500. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2006, such sales commissions earned by Oppenheimer amounted to $156,650.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2006, amounted to $2,677,113,040 and $2,637,436,507, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2006, amounted to $1,510,786,614 and $1,609,068,843, respectively.

         At  December  31,  2006,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $483,709,250, and $214,852,584, respectively.

         For Federal income tax purposes, at December 31, 2006, accumulated net unrealized appreciation on portfolio investments and securities sold, not yet purchased was $28,897,783, consisting of $41,381,068 gross unrealized appreciation and $12,483,285 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2006.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the year ended December 31, 2006, the Company had no outstanding margin borrowings.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

         A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

         The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. During for the year ended December 31, 2006, transactions in written options were as follows:

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

                                                         CALL OPTIONS                      PUT OPTIONS
                                                   ------------------------         ------------------------
                                                    NUMBER                           NUMBER
                                                 OF CONTRACTS       PREMIUM       OF CONTRACTS       PREMIUM
                                                 ------------      ---------      ------------      ---------
         Beginning balance                                --       $     --                --       $     --

         Options written                                  --             --               530        754,852

         Options closed                                   --             --              (530)      (754,852)

         Options exercised                                --             --                --             --

         Options expired                                  --             --                --             --

         Options split                                    --             --                --             --
                                                  -----------      ----------     -----------     -----------
         Written options outstanding
           as of December 31, 2006                        --       $     --                --       $     --
                                                  ===========      ==========     ===========     ===========

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      8.FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                  YEAR ENDED       YEAR ENDED        YEAR ENDED          YEAR ENDED          YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,       DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                      2006             2005              2004                2003                2002
                                  ------------     ------------      -------------       -------------       -------------
Net assets, end of period
  (000s)                            $394,226         $360,816           $389,761            $502,521            $338,197
Ratio of net investment
  income (loss) to average
  net assets**                         (0.58)%          (0.91)%            (1.35%)             (1.31%)             (0.72%)
Ratio of expenses to
  average net assets**                  2.54%            2.33%              2.13%               1.88%               1.80%
Ratio of incentive
  allocation to average
  net assets                            4.00%            0.89%                 0%+              5.29%                  0%+
Portfolio turnover                       546%             365%               323%                398%                763%
Total return - gross*                  22.26%           11.47%             (6.58%)             41.66%              (5.44%)
Total return - net*                    17.81%            9.18%             (6.58%)             33.33%              (5.44%)
Average debt ratio                       N/A              N/A               0.77%               0.70%                N/A


         * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

         ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

       N/A  Not applicable

         +  Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

      9. RECENT ACCOUNTING PRONOUNCEMENTS

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows deferring the implementation of FIN 48. As a result, the Company will incorporate FIN 48 in its semi annual report on June 30, 2007.

         In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for fianancial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Company does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal year.

     10. SUBSEQUENT EVENTS

         Subsequent to December 31, 2006 and through February 22, 2007, the Company received initial and additional capital contributions from Members of $10,412,783.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


I.   PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through December 31, 2006 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.


II.  PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT  (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Managers is set forth below. The Statement of Additional Information (SAI) includes additional information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

INDEPENDENT MANAGERS

                                                                                                                    NUMBER OF
                                                                                                                  PORTFOLIOS IN
                                 TERM OF OFFICE                                                                   FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                  MANAGERS
----------------------------     --------------     --------------------------------------------------------      -------------

Luis Rubio, 51                    Indefinite;       President of Centro de Investigacion Para el                         9
c/o Oppenheimer Asset                Since          Desarrollo, A.C. (Center of Research Development) (2000
Management Inc.                    May 2003         to present) and Director of same 1984 - 2000); Adjunct
200 Park Avenue                                     Fellow of the Center for Strategic and International
New York, NY 10166                                  Studies; Director of The Asia Tigers Fund, Inc. and The
Manager                                             India Fund, Inc.*; Manager of Advantage Advisers
                                                    Augusta Fund, L.L.C., Advantage Advisers Catalyst
                                                    International, Ltd., Advantage Advisers Multi-Sector
                                                    Fund I, Advantage Advisers Technology Partners, L.L.C.,
                                                    Advantage Advisers Technology International, Ltd.,
                                                    Advantage Advisers Troon Fund, L.L.C., Advantage
                                                    Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                                    Whistler International, Ltd., which are affiliates;
                                                    Director of Empresa Ica SA de CV, a Mexican
                                                    construction company (since 2006).

Janet L. Schinderman, 55          Indefinite;       Associate Dean for Special Projects and Secretary to                 5
c/o Oppenheimer Asset                Since          the Board of Overseers at Columbia Business School from
Management Inc.                    May 2003         1990 until June 2006; Manager of Advantage Advisers
200 Park Avenue                                     Augusta Fund, L.L.C., Advantage Advisers Multi-Sector
New York, NY 10166                                  Fund I, Advantage Advisers Troon Fund, L.L.C., and
Manager                                             Advantage Advisers Whistler Fund, L.L.C., which are
                                                    affiliates.



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                    NUMBER OF
                                                                                                                  PORTFOLIOS IN
                                 TERM OF OFFICE                                                                   FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                  MANAGERS
----------------------------     --------------     --------------------------------------------------------      -------------

Lawrence Becker, 51               Indefinite;       Private investor in real estate investment management                5
c/o Oppenheimer Asset                Since          concerns. From February 2000 through June 2003, he was
Management Inc.                   October 2003      V.P.--Controller/ Treasurer for National Financial
200 Park Avenue                                     Partners, which specializes in financial services
New York, NY 10166                                  distribution. Prior to that, Mr. Becker was a Managing
Manager                                             Director--Controller/Treasurer of Oppenheimer Capital
                                                    and its Quest for Value Funds. (Oppenheimer Capital is
                                                    not affiliated with Oppenheimer Asset Management Inc.).
                                                    Mr. Becker is a licensed CPA. He serves as the
                                                    treasurer of The France Growth Fund, Inc.; Director of
                                                    the Asia Tigers Fund, Inc. and The India Fund Inc.*;
                                                    Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                    Advantage Advisers Multi-Sector Fund I, Advantage
                                                    Advisers Troon Fund, L.L.C., and Advantage Advisers
                                                    Whistler Fund, L.L.C., which are affiliates.

Jesse H. Ausubel, 55              Indefinite;       Director, Program for the Human Environment and Senior               5
c/o Oppenheimer Asset                Since          Research Associate, The Rockefeller University (1993 to
Management Inc.                    May 1999         present); Director, Richard Lounshery Foundation (1998
200 Park Avenue                                     to present); Program Director, Alfred P. Sloan
New York, NY 10116                                  Foundation (1994 to present); AdjunctScientist, Woods
Manager                                             Hole Oceanographic Institution (1990 to present).Mr.
                                                    Ausubel is a Manager of Advantage Advisers Augusta
                                                    Fund, L.L.C., Advantage Advisers Troon Fund, L.L.C.,
                                                    Advantage Advisers Multi-Sector Fund I, and Advantage
                                                    Advisers Whistler Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                    NUMBER OF
                                                                                                                  PORTFOLIOS IN
                                 TERM OF OFFICE                                                                   FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                  MANAGERS
----------------------------     --------------     --------------------------------------------------------      -------------

James E. Buck, 70                  Indefinite;      Retired in 2002 as Senior Vice President and Corporate               5
c/o Oppenheimer Asset                since          Secretary of the New York Stock Exchange, Inc. (the
Management Inc.                    April 2003       "Exchange") and the subsidiaries of the Exchange,
200 Park Avenue                                     including the NYSE Foundation. Mr.Buck is a Manager of
New York, NY 10116                                  Advantage Advisers Augusta Fund, L.L.C., Advantage
Manager                                             Advisers Troon Fund, L.L.C., Advantage Advisers
                                                    Multi-Sector Fund I, and Advantage Advisers Whistler
                                                    Fund, L.L.C., which are affiliates.



INTERESTED TRUSTEE

Bryan McKigney,** 48               Indefinite;      Mr. McKigney is a Senior Managing Director and the Chief             5
c/o Oppenheimer Asset             Manager since     Administrative Officer of Oppenheimer Asset Management
Management Inc.                    December 1,      Inc. He has been in the financial services industry
200 Park Avenue                      2004;          since 1981 and has held various management positions at
New York, NY 10166                                  Canadian Imperial Bank of Commerce (1993 - 2003) and the
Manager, President, CEO          President and      Chase Manhattan Bank N.A. (1981 - 1993). He serves as
                                    CEO since       Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                  September 23,     Advantage Advisers Multi-Sector Fund I, Advantage
                                      2004          Advisers Troon Fund, L.L.C., and Advantage Advisers
                                                    Whistler Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

COMPANY OFFICERS

         In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:


                                 TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND         AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY       TIME SERVED                         DURING PAST 5 YEARS
--------------------------       --------------     --------------------------------------------------------

Vineet Bhalla, 46                   One year;       Mr. Bhalla has been a Senior Vice President at
Chief Financial Officer              Since          Oppenheimer Asset Management since May 2005. From July
                                 July 27, 2005.     2002 to May 2005, he was an Assistant Vice President at
                                                    Zurich Capital Markets Inc., a Director of the Client
                                                    Service Group at GlobeOp Financial Services, and a
                                                    Senior Consultant at Capital Markets Company. Prior to
                                                    that, he was a Vice President at Blackrock Financial
                                                    Management since June 1999. Mr. Bhalla is a Certified
                                                    Public Accountant. He graduated with an MBA from Saint
                                                    Mary's University, Halifax, Canada in 1986.


Stephen C. Beach, 53                One year;       Since February 2005, Mr. Beach has been the Chief
Chief Compliance Officer             Since          Compliance Officer for Oppenheimer Asset Management.
                                 March 18, 2005.    Prior to that, he had his own law firm with a focus on
                                                    mutual funds, investment advisers and general securities
                                                    law, beginning in 2001. Mr. Beach obtained an LL.M. in
                                                    Taxation at Temple University School of Law during the
                                                    period 1999 - 2001.


Deborah Kaback, 55                  One year;       Ms. Kaback has been a Senior Vice President at
Chief Legal Officer and              Since          Oppenheimer Asset Management since June 2003. She was
Vice President                    July 23, 2003     Executive Director of CIBC World Markets Corp. from July
                                                    2001 through June 2003. Prior to that, she was
                                                    Vice-President and Senior Counsel of Oppenheimer Funds,
                                                    Inc. from November 1999 through July 2001. Prior to
                                                    that, she was Senior Vice President and Deputy General
                                                    Counsel at Oppenheimer Capital from April 1989 through
                                                    November 1999.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT ( UNAUDITED)
--------------------------------------------------------------------------------


                                 TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND         AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY       TIME SERVED                         DURING PAST 5 YEARS
--------------------------       --------------     --------------------------------------------------------

Bryan McKigney, 48                One year term     Mr. McKigney is a Senior Managing Director and the Chief
c/o Oppenheimer Asset             for President     Administrative Officer of Oppenheimer Asset Management
Management Inc.                  and CEO; since     Inc. He has been in the financial services industry
200 Park Avenue                   September 23,     since 1981 and has held various management positions at
New York, NY 10166                    2004.         Canadian Imperial Bank of Commerce (1993 - 2003) and
President, CEO,                  Indefinite term    the Chase Manhattan Bank N.A. (1981 - 1993). He serves
and Manager                        for Manager;     as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                     since          Advantage Advisers Multi-Sector Fund I, Advantage
                                December 1, 2004;   Advisers Troon Fund, L.L.C., Advantage Advisers
                                                    Whistler Fund, L.L.C., and Advantage Advisers Xanthus
                                                    Fund, L.L.C., which are affiliates.


   * Effective December 4, 2005, The Asia Tigers Fund, Inc. and The India Fund, Inc. were no longer affiliated with Oppenheimer.

   ** "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

   (1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

   (2)   Officers are not compensated by the Company.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $143,246 for 2006 and $136,425 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2006 and $3,500 for 2005. Such services provided related to the review of the registrant's semi-annual report.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2006 and $0 for 2005.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) Not Applicable

                           (d) Not Applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $423,936 for 2006 and $300,479 for 2005.

     (h) Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                         ALKEON CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                             As of December 31, 2006



PROXY VOTING POLICIES

Alkeon has entered into an agreement with Institutional Shareholder Services ("ISS"), an independent third party, for ISS to provide Alkeon with its research on proxies and to facilitate the electronic voting of proxies. Alkeon has adopted ISS's proxy voting policies in order to ensure that it votes proxies in the best interests of its clients. Alkeon has instructed ISS to vote all proxies in accordance with this policy, unless instructed by Alkeon to vote otherwise.

Alkeon generally votes in favor of routine corporate housekeeping proposals, such as proposals to ratify auditors and reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes. For all other proposals, Alkeon will vote in accordance with the proxy voting guidelines adopted by ISS.

Clients may obtain a copy of the Proxy Procedures and information about how Alkeon voted a client's proxies by contacting Greg Jakubowsky via e-mail at gjakubowsky@alkeoncapital.com or by telephone at (212) 389-8710.

Alkeon may make cash payments to third parties who provide client referrals in accordance with Rule 206(4)-3 of the Investment Advisers Act of 1940. Except as described in the preceding sentence, Alkeon does not enter into agreements with, or make commitments to, any broker-dealer that would bind Alkeon to compensate that broker-dealer, directly or indirectly for client referrals. However, when one or more broker-dealer is believed capable of providing the best price and execution with respect to a particular portfolio transaction, Alkeon may select a broker-dealer who may have referred clients to Alkeon, or who may refer clients to Alkeon in the future. In doing so, Alkeon does not pay higher commissions than those that would be paid to other broker-dealers on a similar transaction.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Panayotis Sparaggis has served as the Portfolio Manager of the Fund since its inception. Mr. Sparaggis is the Chief Investment Officer and a controlling person of Alkeon Capital Management, LLC ("Alkeon"), which he founded in December 2001. From May 1995 until the founding of Alkeon , Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

         The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2006:



         -------------------- ------------- ------------ ---------------- -------------- -------------------------
                                                                             No. of
                                                                            Accounts
                                                Total                          where          Total Assets in
          Name of Portfolio                    No. of                      Advisory Fee   Accounts where Advisory
             Manager or         Type of       Accounts                     is Based on        Fee is Based on
             TEAM MEMBER        ACCOUNTS       MANAGED     Total ASSETS    PERFORMANCE         PERFORMANCE
         -------------------- ------------- ------------ ---------------- -------------- -------------------------

         Panayotis Sparaggis   Registered         1         $21,318,844          1              $21,318,844
                               Investment
                               Companies:
         --------------------  ------------- ----------------------------- -------------- -------------------------
         Panayotis Sparaggis   Other              6         $298,974,321         6              $298,974,321
                               Pooled
                               Investment
                               Vehicles:
         --------------------  ------------- ----------------------------- -------------- -------------------------
         Panayotis Sparaggis   Other              0              $0              0                   $0
                               Accounts:
         --------------------  ------------- ----------------------------- -------------- -------------------------


         POTENTIAL CONFLICTS OF INTERESTS

         Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

     o Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

     o Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

     o Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

     o Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.


(A)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

            The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2006.



                                             Dollar ($) Range
                                              of Fund Shares
         Name of Portfolio Manager or          Beneficially
                  TEAM MEMBER                     OWNED

             Panayotis Sparaggis                   $0

(B) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any a mendment thereto, that is the subject of disclosur e required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act  and
          Section  302  of the  Sarbanes-Oxley  Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               ADVANTAGE ADVISERS XANTHUS FUND, LLC

By (Signature and Title)*  /s/ BRYAN MCKIGNEY
                           -----------------------------------------------------
                               Bryan McKigney, Principal Executive Officer
                               (principal executive officer)

Date              MARCH 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRYAN MCKIGNEY
                         -------------------------------------------------------
                               Bryan McKigney, Principal Executive Officer
                               (principal executive officer)

Date              MARCH 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ VINEET BHALLA
                         -------------------------------------------------------
                               Vineet Bhalla, Chief Financial Officer
                               (principal financial officer)

Date              MARCH 5, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.